SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment information
	June 30,	December 31,
	2026	2025
Interest-bearing demand deposit held in Trust Account	$38,380,594	$37,914,438
Cash	$149,017	$162,853

	For the Three	For the Three
	Months Ended	Months Ended
	June 30, 2026	June 30, 2025
Operating costs	$527,434	$262,245
Interest earned on interest-bearing demand deposit held in Trust Account	$235,555	$689,016

	For the Six	For the Six
	Months Ended	Months Ended
	June 30, 2026	June 30, 2025
Operating costs	$769,866	$457,632
Interest earned on interest-bearing demand deposit held in Trust Account	$466,156	$1,361,827

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statement of operations as net income or loss. The measure of segment assets is reported on the balance sheet as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss and total assets, which include the following:

	December 31,	December 31,
	2025	2024
Cash and marketable securities held in Trust Account	$37,914,438	$84,565,597
Cash	$162,853	$236,700

	For the Year Ended
	December 31,
	2025	2024
Operating costs	$931,461	$1,036,627
Interest earned on cash and marketable securities held in Trust Account	$2,468,822	$8,127,041